Short-Term and Long-Term Debt	12 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
Short-Term and Long-Term Debt
14. Short-Term and Long-Term Debt
Short-term debt consists of borrowings from financial institutions, commercial paper and others.
The composition of short-term debt and the weighted average contract interest rate on short-term debt at March 31, 2023 and 2024 are as follows:
March 31, 2023

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥145,768	1.8%
Short-term debt outside Japan, mainly from banks	318,519	4.5
Commercial paper in Japan	42,997	0.1
Commercial paper outside Japan	1,512	4.1

	¥508,796	3.4

March 31, 2024

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥139,450	0.7%
Short-term debt outside Japan, mainly from banks	297,372	5.0
Commercial paper in Japan	7,998	0.1
Commercial paper outside Japan	5,851	2.7
Secured borrowings on securities lending transactions	120,116	1.1
Unsecured bonds	1,122	4.7
Payables under securitized loan receivables and investment in securities	2,186	4.0

	¥574,095	3.1

The composition of long-term debt, the weighted average contract interest rate on long-term debt and the repayment due dates at March 31, 2023 and 2024 are as follows:
March 31, 2023

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2025~2083	¥666,764	1.6%
Floating rate	2024~2077	2,448,488	2.8
Insurance companies and others:
Fixed rate	2025~2083	323,653	0.8
Floating rate	2026~2077	295,625	2.0
Unsecured bonds	2024~2081	1,175,087	2.0
Unsecured notes under medium-term note program	2025~2029	149,535	3.7
Payables under securitized loan receivables and investment in securities	2024~2051	150,571	5.5

		¥5,209,723	2.4

March 31, 2024

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2025~2083	¥777,366	1.6%
Floating rate	2025~2077	2,587,324	3.4
Insurance companies and others:
Fixed rate	2029~2083	352,035	0.6
Floating rate	2029~2077	271,029	2.4
Unsecured bonds	2026~2081	1,208,672	2.0
Unsecured notes under medium-term note program	2028~2030	272,064	3.8
Payables under securitized loan receivables and investment in securities	2025~2044	157,886	6.0

		¥5,626,376	2.7

The repayment schedule for the next five years and thereafter for long-term debt at March 31, 2024 is as follows:

Years ending March 31,	Millions of yen
2025	¥880,885
2026	728,921
2027	765,745
2028	775,531
2029	750,758
Thereafter	1,724,536

Total	¥5,626,376

Borrowings with fixed rate from banks, insurance companies and others include the amount of ¥44,000 million of subordinated syndicated loan (hybrid loan). Out of this amount, ¥10,000 million was executed in fiscal 202
2
, and will mature in fiscal 2082 and may be redeemed after 5 years from the execution. ¥34,000 million was executed in fiscal 202
3
, and will mature in fiscal 2083 and may be redeemed after 5 years from the execution.
Unsecured bonds include the amount of ¥150,000 million of unsecured subordinated bonds with interest payment deferrable clauses and optional early redemption conditions (hybrid bonds). Out of this amount, ¥100,000 million was executed in fiscal 2020, and will mature in fiscal 2080, of which ¥60,000 million and ¥40,000 million may be redeemed after 5 years, and 10 years from the execution, respectively. ¥50,000 million was executed in fiscal 2021, and will mature in fiscal 2081, of which ¥29,000 million and ¥21,000 million may be redeemed after 5 years, and 10 years from the execution, respectively.
For borrowings from banks, insurance companies and other financial institutions, for bonds, and for medium-term notes, principal repayments are usually
made upon maturity of the loan contracts and interest payments are usually paid semi-annually.

During fiscal 2022, 2023 and 2024, the Company and certain subsidiaries recognized net amortization expenses of premiums and discounts of bonds and medium-term notes, and deferred issuance costs of bonds and medium-term notes in the amount of ¥1,013 million, ¥1,093 million and ¥1,247 million, respectively.
Total committed credit lines for the Company and its subsidiaries were ¥698,560 million and ¥758,667 million at March 31, 2023 and 2024, respectively, and, of these lines, ¥518,585 million and ¥559,322 million were available at March 31, 2023 and 2024, respectively. Of the available committed credit lines, ¥479,039 million and ¥495,474 million were long-term committed credit lines at March 31, 2023 and 2024, respectively.
The agreements related to debt payable to banks provide that the banks under certain circumstances may request additional security for loans and have the right to offset cash deposited against any short-term or long-term debt that becomes due and, in case of default and certain other specified events, against all other debt payable to the banks.
Other than the assets of the consolidated VIEs pledged as collateral for financing (see Note 11 “Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2024:

Millions of yen
Lease payments, loans and investment in operating leases	¥310,217
Investment in securities	324,760
Property under facility operations	231,425
Other assets and other	69,740

¥936,142

As of March 31, 2024, debt liabilities were secured by shares of subsidiaries of ¥367,973 million, which were eliminated through consolidation adjustment, and debt liabilities of equity method investees were secured by equity method investments of ¥34,204 million. As of March 31, 2024, debt liabilities were secured by loans to subsidiaries, which were eliminated through consolidation adjustment, of ¥9,299 million. In addition, ¥179,683 million was pledged primarily by investment in securities for collateral deposits and deposits for real estate transaction as of March 31, 2024.
Under loan agreements relating to short-term and long-term debt from commercial banks and certain insurance companies, the Company and certain subsidiaries are required to provide collateral against these debts at any time if requested by the lenders. The Company and the subsidiaries did not receive any such requests from the lenders as of March 31, 2024.